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STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

October 16, 2015

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	UBS Money Series (“Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 42 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 43 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of creating three new series of the Registrant, UBS Prime Investor Fund, UBS Prime Preferred Fund and UBS Prime Reserves Fund, and should have no effect on the existing series of the Registrant.

For administrative convenience, this filing includes other series of the Registrant in the Statement of Additional Information. We believe that this Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of this Post-Effective Amendment limited to the disclosures relating to the three new series. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

Filing Desk October 16, 2015 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen Cohen

Stephen Cohen